Segment Information and Customer Concentration - Five Prime Contracts Represented Over Fifty Percent of Our Revenue (Detail)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
DoD - Defense Information Systems Agency [Member] | Weapons System Information Analysis Center for the Defense Information Systems Agency [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated revenue	27.60%	17.10%	8.20%
DoD - Defense Information Systems Agency [Member] | Modeling and Simulation Information Analysis Center for the Defense Information Systems Agency [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated revenue	2.50%	8.10%	14.10%
DoD - U.S. Navy [Member] | Seaport-E Multiple Award Contract for the Naval Sea Systems Command [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated revenue	20.70%	20.10%	13.50%
DoD - U.S. Navy [Member] | Naval Sea Systems Command Surface Ships Life Cycle Program Management and Engineering Support [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated revenue	7.20%	5.80%
DoD - U.S. Air Force [Member] | Technical and Analytical Support for the U.S. Air Force [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated revenue	8.40%	9.90%	11.20%